Fixed Assets (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Total consideration		$ 1,204,000
Advances paid	$ 315,121	1,200,978	$ 336,335
Loan interest cost capitalized	$ 24,972	19,077	$ 269
Vessels under credit facilities provided as collateral [Member]
Property, Plant and Equipment [Line Items]
Number of vessels as collateral	3
Vessels Net	$ 736,674
Vessels under sale and lease back agreements for which the title of ownership is held by the relevant lender [Member]
Property, Plant and Equipment [Line Items]
Vessels Net	$ 2,075,703
Number of vessels financed through Sale and Lease Back Agreement	10
Vessels' Improvements [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized	$ 72	141
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Advances paid	283,409	229,350
Initial expenses	30,702	20,571
Loan interest cost capitalized	$ 24,972	19,077
LNG/C AxiosII LNG/C Assos LNG/C Apostolos LNG/C Aktoras | Umbrella Agreement [Member]
Property, Plant and Equipment [Line Items]
Transfers to vessels		$ 120,400